UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08041
Atlas Insurance Trust
(Exact name of registrant as specified in charter)
794 Davis Street, San Leandro, California		94577-6900
(Address of principal executive offices)		(Zip code)
W. Lawrence Key, President, Atlas Insurance Trust 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)

Registrant's telephone number, including area code:		(510) 297-7444

Date of fiscal year end:	12/31/2004

Date of reporting period:	09/30/2004

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2004 is filed herewith.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas Balanced Growth Portfolio

	Shares	Percent of Net Assets	value
Investment in Atlas Funds - 100.15%
Value Fund	260,853	15.41%	$2,639,837
Global Growth Fund	142,316	15.18%	2,600,116
Emerging Growth Fund	163,387	13.49%	2,310,287
Strategic Income Fund	407,009	10.77%	1,843,753
U.S. Government and Mortgage Securities Fund	171,855	10.21%	1,747,766
Growth Opportunities Fund	83,005	9.99%	1,710,739
American Enterprise Bond Fund	166,654	9.75%	1,669,871
S&P 500 Index Fund	197,526	8.82%	1,511,075
Strategic Growth Fund	74,473	5.05%	864,632
Money Market Fund	254,005	1.48%	254,005
Total Investment in Atlas Funds (cost: $15,823,322)			17,152,081

Total Securities (cost: $15,823,322) - 100.15%			17,152,081
Other Assets and Liabilities, Net - (.15)%			(26,180)
Net Assets - 100.00%			$17,125,901

The accompanying notes are an integral part of these statements of investments.

Atlas Balanced Growth Portfolio	September 30, 2004 (unaudited)

Investment Valuation

Investments are valued at the net asset value of each underlying Atlas Fund determined as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. eastern time) on each day the exchange is open.

Unrealized Appreciation/Depreciation - Tax Basis

As of  September 30, 2004, unrealized appreciation of investment securities for federal income tax purposes was $862,160 consisting of unrealized gains of $1,360,384 and unrealized losses of $498,224.  Cost of securities for federal income tax purposes was $16,289,921.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Insurance Trust

By	/s/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	November 17, 2004

By	/s/ Gene A. Johnson
Gene A. Johnson, Vice President and Treasurer (as Principal Financial Officer)

Date	November 17, 2004